December 14, 2011

Via EDGAR

Securities and Exchange Commission

Judiciary Plaza

100 F Street, NE

Washington, D.C. 20549

Attention:     Brion Thompson, Division of Investment Management

Re:	Virtus Opportunities Trust
File Nos. 033-65137 and 811-07455
Preliminary Proxy Statement on Schedule 14A

Dear Mr. Thompson:

On behalf of Virtus Opportunities Trust (the “Registrant”), attached hereto for filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended, are the preliminary proxy statement, form of proxy and other soliciting materials (the “Proxy Materials”) relating to a special meeting of shareholders of Virtus Market Neutral Fund (the “Series”), a series of the Registrant. The meeting is being held to approve new subadvisers for the Series and an amendment to the advisory fees payable by the Series, and to permit the Series’ adviser to hire and terminate subadvisers under certain conditions. The Registrant estimates that copies of the Proxy Materials will be released to shareholders on or around January 3, 2012.

Should you have any questions or comments regarding these materials, please contact Ann Flood at (860) 263-4746, or the undersigned at (860) 263-4790. Thank you for your time and assistance.

Best regards,

/s/ Jennifer Fromm

Jennifer Fromm

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